Tax matters (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2025	2024	2023
Consolidated profit (loss) before tax:
From continuing operations	18,681	17,347	15,005
From discontinued operations	1,950	1,680	1,454
	20,631	19,027	16,459
Income tax at tax rate applicable in Spain (30%)	6,189	5,708	4,938
By the effect of application of the various tax rates applicable in each countryA	(103)	115	(100)
Of which:
Brazil	264	413	198
United Kingdom	(42)	(53)	(51)
United States	(60)	(25)	(28)
Chile	(36)	(33)	(28)
Poland	(224)	(183)	(164)
Effect of profit or loss of associates and joint ventures	(207)	(213)	(184)
USA electric vehicle leasing incentives	(203)	(258)	(259)
Global minimum tax Pillar Two	6	14	—
Effect of reassessment of deferred taxes	(101)	68	—
Permanent differences and other	(450)	(151)	(119)
Income tax	5,131	5,283	4,276
Effective tax rate	24.87%	27.77%	25.98%
Of which:
Continuing operations	4,723	4,844	3,880
Discontinued operations (Note 37)	408	439	396
Of which:
Current taxes	5,666	4,855	5,568
Deferred taxes	(535)	428	(1,292)
Income tax (receipts)/payments	4,954	5,880	5,214
A.Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2025, 2024 and 2023:

EUR million
	2025	2024	2023
Other comprehensive income
Items not reclassified to profit or loss	115	85	358
Actuarial gains or (-) losses on defined benefit pension plans	63	172	302
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	4	(4)	20
Financial liabilities at fair value with changes in results attributable to changes in credit risk	48	(83)	36
Items that may be reclassified to profit or loss	(440)	54	(919)
Cash flow hedges	(207)	(205)	(732)
Changes in the fair value of debt instruments through other comprehensive income	(204)	261	(214)
Hedging instruments (items not designated)	3	—	—
Non-current assets held for sale	(32)	—	—
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	(2)	27
Total	(325)	139	(561)

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2025, 2024 and 2023 is as follows:

EUR million
	2025		2024		2023
	MonetizableA	Other	MonetizableA	Other	MonetizableA	Other
Tax assets	10,725	8,219	10,309	8,861	11,099	9,668
Tax losses and tax credits	—	2,354	—	2,367	—	2,393
Temporary differences	10,725	5,865	10,309	6,494	11,099	7,275
Of which:
Non-deductible provisions	—	1,970	—	1,784	—	1,965
Valuation of financial instruments	—	810	—	1,486	—	1,543
Loan losses	8,471	1,341	7,880	1,103	8,248	1,577
Pensions	2,254	426	2,429	423	2,851	665
Valuation of tangible and intangible assets	—	832	—	885	—	1,060

Tax liabilities	—	5,904	—	6,276	—	6,086
Temporary differences	—	5,904	—	6,276	—	6,086
Of which:
Valuation of financial instruments	—	1,980	—	2,412	—	2,059
Valuation of tangible and intangible assets	—	2,714	—	2,797	—	2,594
Investments in Group companies	—	427	—	403	—	378
A.In 2023, the Spanish Economic Administrative Court ruled that in 2017 the requirements for the conversion of part of the monetizable assets of Popular Group into a credit against the Tax Administration were met, allowing the conversion to EUR 995 million. Banco Santander was refunded without impact on results. The favourable Economic Administrative Court decision was declared harmful to the public interests and challenged at the National Appellate Court by the Tax Administration. The estimation of this appeal, which is pending at the National Appellate Court, would imply that Grupo Santander should repay the amount refunded and would, once again, credit these monetizable assets with no impact on results except for late payment interests. However, it is considered that there are strong defense arguments in relation to this appeal.

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balance at 1 January 2025	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Reclassification no-current asset held for sale	Acquisition for the year (net)	Balance at 31 December 2025
Deferred tax assets	19,170	1,107	(102)	(132)	(1,130)	31	18,944
Tax losses and tax credits	2,367	82	(107)	—	—	12	2,354
Temporary differences	16,803	1,025	5	(132)	(1,130)	19	16,590
Of which monetizable	10,309	455	(39)	—		—	10,725
Deferred tax liabilities	(6,276)	(572)	108	(232)	1,064	—	(5,904)
Temporary differences	(6,276)	(572)	108	(232)	1,064	4	(5,904)
	12,894	535	6	(364)	(66)	31	13,040

EUR million
	Balance at 1 January 2024	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2024
Deferred tax assets	20,767	119	(1,670)	(41)	(5)	19,170
Tax losses and tax credits	2,393	114	(139)	—	(1)	2,367
Temporary differences	18,374	5	(1,531)	(41)	(4)	16,803
Of which monetizable	11,099	147	(937)	—	—	10,309
Deferred tax liabilities	(6,086)	(547)	142	215	—	(6,276)
Temporary differences	(6,086)	(547)	142	215	—	(6,276)
	14,681	(428)	(1,528)	174	(5)	12,894

EUR million
	Balance at 1 January 2023	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2023
Deferred tax assets	20,787	629	(130)	(422)	(97)	20,767
Tax losses and tax credits	1,778	392	224	—	(1)	2,393
Temporary differences	19,009	237	(354)	(422)	(96)	18,374
Of which monetizable	10,660	1,232	(787)	—	(6)	11,099
Deferred tax liabilities	(6,428)	663	3	(338)	14	(6,086)
Temporary differences	(6,428)	663	3	(338)	14	(6,086)
	14,359	1,292	(127)	(760)	(83)	14,681